Transactions with related parties - Schedule of summary (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Amounts receivable	R$ (753,092)	R$ (2,111,067)
Payables to related parties	(182,636)	(278,269)
Interest income of trasactions with related parties	(44,668)	(1,587)	R$ 61,631
Key management personnel compensation	54,021	31,730	29,023
Demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(632)	(47,497)
Term deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(182,004)	(230,772)
Loans and advances to costumers and Debentures
Disclosure of transactions between related parties [line items]
Amounts receivable	(639,230)	(640,373)
Amounts due from financial institutions
Disclosure of transactions between related parties [line items]
Amounts receivable	(113,862)	(1,470,694)
Interest income [Member]
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	23,957	15,702	63,217
Interest expenses [Member]
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	(12,530)	(15,362)	(10,097)
Other administrative expenses
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	(56,095)	(1,927)	8,511
Parent Company
Disclosure of transactions between related parties [line items]
Amounts receivable	(4,101)	(3,839)
Payables to related parties	(44,710)	(5,261)
Interest income of trasactions with related parties	(2,313)	(1,844)	(444)
Parent Company | Demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(260)	0
Parent Company | Term deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(44,450)	(5,261)
Parent Company | Loans and advances to costumers and Debentures
Disclosure of transactions between related parties [line items]
Amounts receivable	(4,101)	(3,839)
Parent Company | Amounts due from financial institutions
Disclosure of transactions between related parties [line items]
Amounts receivable	0	0
Parent Company | Interest income [Member]
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	0	0	0
Parent Company | Interest expenses [Member]
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	(2,268)	(1,843)	(408)
Parent Company | Other administrative expenses
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	(45)	(1)	(36)
Total for all associates
Disclosure of transactions between related parties [line items]
Amounts receivable	0	(1,470,694)
Payables to related parties	0	(9)
Interest income of trasactions with related parties	0	3,436	(145)
Total for all associates | Demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	0	0
Total for all associates | Term deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	0	(9)
Total for all associates | Loans and advances to costumers and Debentures
Disclosure of transactions between related parties [line items]
Amounts receivable	0	0
Total for all associates | Amounts due from financial institutions
Disclosure of transactions between related parties [line items]
Amounts receivable	0	(1,470,694)
Total for all associates | Interest income [Member]
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	0	3,436	0
Total for all associates | Interest expenses [Member]
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	0	0	(145)
Total for all associates | Other administrative expenses
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	0	0	0
Key management personnel
Disclosure of transactions between related parties [line items]
Amounts receivable	(5,984)	(16,403)
Payables to related parties	(16,179)	(22,391)
Interest income of trasactions with related parties	(25,161)	(932)	2,065
Key management personnel | Demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(54)	(406)
Key management personnel | Term deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(16,125)	(21,985)
Key management personnel | Loans and advances to costumers and Debentures
Disclosure of transactions between related parties [line items]
Amounts receivable	(5,984)	(16,403)
Key management personnel | Amounts due from financial institutions
Disclosure of transactions between related parties [line items]
Amounts receivable	0	0
Key management personnel | Interest income [Member]
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	543	1,373	1,416
Key management personnel | Interest expenses [Member]
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	(1,858)	(2,282)	(298)
Key management personnel | Other administrative expenses
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	(23,846)	(23)	947
Other related parties
Disclosure of transactions between related parties [line items]
Amounts receivable	(754,975)	(620,131)
Payables to related parties	(121,747)	(250,608)
Interest income of trasactions with related parties	(17,194)	(2,247)	60,155
Other related parties | Demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(318)	(47,091)
Other related parties | Term deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(121,429)	(203,517)
Other related parties | Loans and advances to costumers and Debentures
Disclosure of transactions between related parties [line items]
Amounts receivable	(641,113)	(620,131)
Other related parties | Amounts due from financial institutions
Disclosure of transactions between related parties [line items]
Amounts receivable	(113,862)	0
Other related parties | Interest income [Member]
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	23,414	10,893	61,801
Other related parties | Interest expenses [Member]
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	(8,404)	(11,237)	(9,246)
Other related parties | Other administrative expenses
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	R$ (32,204)	R$ (1,903)	R$ 7,600